Consolidated Schedule of Investments
July 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–30.36%
U.S. Treasury Floating Rate Notes–30.36%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(a)	5.33%	01/31/2024	$ 23,030	$ 23,032,709
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(a)	5.28%	04/30/2024	23,080	23,074,893
Total U.S. Treasury Securities (Cost $46,108,598)				46,107,602
			Shares
Exchange-Traded Funds–4.27%
Invesco Treasury Collateral ETF(b) ($6,489,480)			61,500	6,485,175

Money Market Funds–55.19%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(b)(c)			36,050,668	36,050,668
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(b)(c)			13,441,569	13,442,913
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 5.30%(b)(c)			13,051,364	13,051,364
Invesco Treasury Portfolio, Institutional Class, 5.18%(b)(c)			21,260,192	21,260,192
Total Money Market Funds (Cost $83,804,012)				83,805,137

Options Purchased–0.23%
(Cost $1,601,564)(d)				351,263
TOTAL INVESTMENTS IN SECURITIES–90.05% (Cost $138,003,654)				136,749,177
OTHER ASSETS LESS LIABILITIES–9.95%				15,114,966
NET ASSETS–100.00%				$151,864,143
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2023.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Invesco Treasury Collateral ETF	$-	$6,489,480	$-	$(4,305)	$-	$6,485,175	$160,118
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	28,357,639	49,636,316	(41,943,287)	-	-	36,050,668	1,163,988
Invesco Liquid Assets Portfolio, Institutional Class	9,056,334	33,090,225	(28,702,346)	(2,127)	827	13,442,913	454,458
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	-	47,794,267	(34,742,903)	-	-	13,051,364	321,763
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	10,138,306	9,133,806	(19,272,112)	-	-	-	89,598
Invesco Treasury Portfolio, Institutional Class	14,239,588	52,944,361	(45,923,757)	-	-	21,260,192	697,009
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	23,560,198	(23,560,198)	-	-	-	6,821*
Invesco Private Prime Fund	-	60,223,623	(60,222,887)	-	(736)	-	18,630*
Total	$61,791,867	$282,872,276	$(254,367,490)	$(6,432)	$91	$90,290,312	$2,912,385

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(d)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Exchange-Traded Index Options Purchased(a)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
S&P 500 Index	Put	09/15/2023	5	USD	3,900.00	USD	1,950,000	$2,125
S&P 500 Index	Put	10/20/2023	5	USD	3,625.00	USD	1,812,500	3,375
S&P 500 Index	Put	08/18/2023	5	USD	4,075.00	USD	2,037,500	688
S&P 500 Index	Put	12/15/2023	5	USD	4,100.00	USD	2,050,000	19,000
S&P 500 Index	Put	01/19/2024	5	USD	3,900.00	USD	1,950,000	17,050
S&P 500 Index	Put	04/19/2024	5	USD	4,150.00	USD	2,075,000	42,325
S&P 500 Index	Put	05/17/2024	5	USD	4,200.00	USD	2,100,000	50,600
S&P 500 Index	Put	06/21/2024	5	USD	4,225.00	USD	2,112,500	57,850
S&P 500 Index	Put	07/19/2024	5	USD	4,525.00	USD	2,262,500	91,425
S&P 500 Index	Put	11/17/2023	5	USD	3,875.00	USD	1,937,500	8,975
S&P 500 Index	Put	02/16/2024	5	USD	4,100.00	USD	2,050,000	29,050
S&P 500 Index	Put	03/15/2024	5	USD	4,000.00	USD	2,000,000	28,800
Total Index Options Purchased								$351,263

(a)	Open Exchange-Traded Index Options Purchased collateralized by $4,095,000 cash held with Morgan Stanley & Co.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	10	November-2023	$839,700	$87,414	$87,414
Cocoa	10	December-2023	354,300	19,972	19,972
Cotton No. 2	9	December-2023	381,240	14,145	14,145
Gasoline Reformulated Blendstock Oxygenate Blending	19	August-2023	2,310,609	232,334	232,334
Low Sulphur Gas Oil	15	December-2023	1,219,500	174,490	174,490
New York Harbor Ultra-Low Sulfur Diesel	10	November-2023	1,197,882	168,047	168,047
Soybean	17	November-2023	1,131,987	(14,324)	(14,324)
Soybean Meal	74	December-2023	2,929,660	142,097	142,097
Soybean Oil	28	December-2023	1,007,832	(22,015)	(22,015)
Sugar No. 11	69	February-2024	1,877,131	200,294	200,294
Subtotal				1,002,454	1,002,454
Equity Risk
E-Mini Russell 2000 Index	52	September-2023	5,235,360	307,726	307,726
EURO STOXX 50 Index	153	September-2023	7,563,331	199,868	199,868
FTSE 100 Index	57	September-2023	5,624,574	69,187	69,187
S&P/TSX 60 Index	37	September-2023	6,958,632	135,002	135,002
Tokyo Stock Price Index	100	September-2023	16,356,799	876,516	876,516
Subtotal				1,588,299	1,588,299
Interest Rate Risk
Australia 10 Year Bonds	16	September-2023	1,245,167	(8,567)	(8,567)
Japan 10 Year Bonds	26	September-2023	26,828,805	(217,176)	(217,176)
Subtotal				(225,743)	(225,743)
Subtotal—Long Futures Contracts				2,365,010	2,365,010
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Coffee ’C’	51	September-2023	$(3,148,931)	$184,954	$184,954
Corn	12	December-2023	(307,800)	(9,685)	(9,685)
Gold 100 oz	40	December-2023	(8,036,800)	40,995	40,995
Kansas City Wheat	19	December-2023	(788,025)	(39,103)	(39,103)
Lean Hogs	117	December-2023	(3,617,640)	155,455	155,455
Live Cattle	13	December-2023	(953,680)	(47,401)	(47,401)
LME Nickel	7	August-2023	(929,334)	(15,425)	(15,425)
Natural Gas	47	November-2023	(1,674,610)	14,753	14,753
Silver	36	September-2023	(4,494,960)	(306,374)	(306,374)
Wheat	70	December-2023	(2,421,125)	(139,317)	(139,317)
WTI Crude	5	January-2024	(396,750)	(42,538)	(42,538)
Subtotal				(203,686)	(203,686)
Equity Risk
E-Mini S&P 500 Index	71	September-2023	(16,381,475)	(777,309)	(777,309)
MSCI EAFE Index	135	September-2023	(14,889,150)	(269,565)	(269,565)
MSCI Emerging Markets Index	214	September-2023	(11,281,010)	(369,895)	(369,895)
Subtotal				(1,416,769)	(1,416,769)
Interest Rate Risk
Canada 10 Year Bonds	43	September-2023	(3,916,354)	59,741	59,741
Euro-Bund	3	September-2023	(438,701)	(190)	(190)
Long Gilt	22	September-2023	(2,714,104)	(38,989)	(38,989)
U.S. Treasury Long Bonds	5	September-2023	(622,187)	11,091	11,091
Subtotal				31,653	31,653
Subtotal—Short Futures Contracts				(1,588,802)	(1,588,802)
Total Futures Contracts				$776,208	$776,208

(a)	Futures contracts collateralized by $9,194,262 cash held with Goldman Sachs International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.17%	Monthly	1,600	June—2024	USD	1,115,696	$—	$43,616	$43,616
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	27,800	February—2024	USD	2,823,287	—	172,507	172,507
Subtotal — Appreciation									—	216,123	216,123
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1756 Excess Return Index	0.42	Monthly	94,500	March—2024	USD	20,413,928	—	(99,707)	(99,707)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Aluminium type A Excess Return Index	0.13	Monthly	26,400	March—2024	USD	1,505,774	—	(28,934)	(28,934)
Macquarie Bank Ltd.	Receive	Macquarie F6 Carry Alpha Index	0.32	Monthly	170,620	April—2024	USD	48,940,027	—	(5,084)	(5,084)
Subtotal — Depreciation									—	(133,725)	(133,725)
Total — Total Return Swap Agreements									$—	$82,398	$82,398

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
BNP Paribas S.A.	Receive	MSCI EAFE Minimum Volatility Index	SOFR + 0.020%	Monthly	2,330	August—2023	USD	4,806,464	$—	$48,068	$48,068
BNP Paribas S.A.	Receive	MSCI EAFE Minimum Volatility Index	SOFR + 0.210%	Monthly	40	August—2023	USD	82,514	—	825	825
BNP Paribas S.A.	Receive	MSCI EAFE Quality Index	SOFR + 0.140%	Monthly	995	August—2023	USD	4,837,292	—	15,033	15,033
BNP Paribas S.A.	Receive	MSCI EAFE Quality Index	SOFR + 0.260%	Monthly	35	August—2023	USD	170,156	—	529	529
Citibank, N.A.	Receive	MSCI EAFE Momentum Index	SOFR + 0.130%	Monthly	715	August—2023	USD	4,767,449	—	46,261	46,261
Citibank, N.A.	Receive	MSCI EAFE Momentum Index	SOFR + 0.130%	Monthly	20	August—2023	USD	133,355	—	1,294	1,294
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.620%	Monthly	300	August—2023	USD	573,948	—	10,548	10,548
Goldman Sachs International	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.560%	Monthly	10	November—2023	USD	67,825	—	3,097	3,097
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.560%	Monthly	10	November—2023	USD	67,825	—	3,097	3,097
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.580%	Monthly	30	January—2024	USD	203,476	—	9,290	9,290
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	552	August—2023	USD	3,743,962	—	170,945	170,945
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	368	August—2023	USD	2,495,975	—	113,964	113,964
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	60	September—2023	USD	406,953	—	18,581	18,581
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.680%	Monthly	90	February—2024	USD	627,759	—	10,541	10,541
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.280%	Monthly	645	November—2023	USD	4,965,720	—	46,478	46,478
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.270%	Monthly	465	October—2023	USD	4,932,506	—	68,132	68,132
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.280%	Monthly	755	November—2023	USD	4,805,522	—	97,096	97,096
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.530%	Monthly	30	November—2023	USD	57,395	—	1,055	1,055
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.630%	Monthly	2,737	August—2023	USD	5,236,319	—	96,233	96,233
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.630%	Monthly	483	August—2023	USD	924,056	$—	$16,982	$16,982
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.530%	Monthly	190	November—2023	USD	363,500	—	6,680	6,680
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.570%	Monthly	60	February—2024	USD	115,361	—	1,538	1,538
Total — Total Return Swap Agreements									$—	$786,267	$786,267

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100%
Barclays Commodity Index 1756 Excess Return Index
	Long Futures Contracts
	Aluminium	4.23%
	Brent Crude	7.80
	Cocoa	0.00
	Coffee	3.42
	Corn	5.34
	Cotton	1.49
	Gas Oil	2.45
	Gasoline	2.65
	Gold	15.82
	Heating Oil	1.85
	Kansas Wheat	1.80
	Lead	0.91
	Lean Hogs	1.86
	Live Cattle	3.42
	Natural Gas	5.68
	Nickel	2.36
	Silver	4.85
	Soybean Meal	3.34
	Soybean Oil	2.74
	Soybeans	5.64
	Sugar	3.14
	US Copper	5.42
	Wheat	2.56
	WTI Crude	8.52
	Zinc	2.71
	Total	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie Single Commodity Aluminium type A Excess Return Index
	Long Futures Contracts
	Aluminium	100%
Macquarie F6 Carry Alpha Index
	Long Futures Contracts
	Aluminium	6.20%
	Coffee ’C’	4.00
	Copper	7.40
	Corn	6.70
	Cotton No. 2	2.02
	Heating Oil	2.62
	KC HRW Wheat	2.37
	Lean Hogs	2.97
	Live Cattle	4.41
	LME Lead	1.21
	Low Sulphur Gasoil	3.44
	Natural Gas	9.77
	Nickel	3.85
	RBOB Gasoline	3.16
	Soybean Meal	3.88
	Soybean Oil	4.07
	Soybeans	6.96
	Sugar No.11	3.33
	Wheat	3.80
	WTI Crude	13.54
	Zinc	4.30
	Total	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie F6 Carry Alpha Index
	Short Futures Contracts
	Aluminium	(5.87)%
	Coffee ’C’	(3.93)
	Copper	(7.18)
	Corn	(7.37)
	Cotton No. 2	(1.98)
	Heating Oil	(2.81)
	KC HRW Wheat	(2.36)
	Lean Hogs	(2.40)
	Live Cattle	(4.42)
	LME Lead	(1.17)
	Low Sulphur Gasoil	(3.71)
	Natural Gas	(8.01)
	Nickel	(3.69)
	RBOB Gasoline	(3.13)
	Soybean Meal	(4.62)
	Soybean Oil	(4.05)
	Soybeans	(7.61)
	Sugar No. 11	(3.66)
	Wheat	(3.62)
	WTI Crude	(14.17)
	Zinc	(4.24)
	Total	100%

Abbreviations:
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$46,107,602	$—	$46,107,602
Exchange-Traded Funds	6,485,175	—	—	6,485,175
Money Market Funds	83,805,137	—	—	83,805,137
Options Purchased	351,263	—	—	351,263
Total Investments in Securities	90,641,575	46,107,602	—	136,749,177
Other Investments - Assets*
Futures Contracts	3,094,081	—	—	3,094,081
Swap Agreements	—	1,002,390	—	1,002,390
	3,094,081	1,002,390	—	4,096,471
Other Investments - Liabilities*
Futures Contracts	(2,317,873)	—	—	(2,317,873)
Swap Agreements	—	(133,725)	—	(133,725)
	(2,317,873)	(133,725)	—	(2,451,598)
Total Other Investments	776,208	868,665	—	1,644,873
Total Investments	$91,417,783	$46,976,267	$—	$138,394,050

*	Unrealized appreciation (depreciation).
Invesco Macro Allocation Strategy Fund